Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Accounts payable	$ 13,567,262	$ 8,376,620
Accrued liabilities	77,078	886,324
Payroll, withholding and sales tax liabilities	420,679	420,072
Cash calls received from JV partner		917,064
Total	$ 14,065,019	$ 10,600,080